Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) - Recurring - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 1
Fair Value Measurements
Total financial assets	$ 246,315	$ 80,886	$ 32,587
Money Market Funds | Level 1
Fair Value Measurements
Money market funds (included in cash and cash equivalents)	246,315	80,886	32,587
Carrying Value
Fair Value Measurements
Total financial assets	246,315	80,886	32,587
Carrying Value | Money Market Funds
Fair Value Measurements
Money market funds (included in cash and cash equivalents)	246,315	80,886	32,587
Fair Value
Fair Value Measurements
Total financial assets	246,315	80,886	32,587
Fair Value | Money Market Funds
Fair Value Measurements
Money market funds (included in cash and cash equivalents)	$ 246,315	$ 80,886	$ 32,587